Derivative Instruments - Effect of (Losses) Gains on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivative instruments	$ 53,419	$ 59,702	$ 44,128
Total realized and unrealized gain (loss) on derivative instruments	12,808	(42,853)	(20,313)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	(39,239)	(77,396)	(59,972)
Unrealized gain (loss) on derivative instruments	52,047	34,543	39,659
Total realized and unrealized gain (loss) on derivative instruments	12,808	(42,853)	(20,313)
Not Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	(38,011)	(78,296)	(52,819)
Unrealized gain (loss) on derivative instruments	56,420	33,114	29,937
Not Designated as Hedging Instrument | Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	(1,228)	900	(7,153)
Unrealized gain (loss) on derivative instruments	$ (4,373)	$ 1,429	$ 9,722